Commitments and Contingencies (Details) - Schedule of supplemental cash flow and other information related to leases	12 Months Ended
Dec. 31, 2022 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$ 206,944
Weighted average remaining lease term (in years):	6 years 7 days
Weighted average discount rate:	12.50%